Stock Option and Incentive Plan (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure of Stock Option and Incentive Plan [Abstract]
Summary of Option Activity
The following table summarizes information about options to purchase the Company
’
s ordinary shares, as well as changes during the fiscal year ended September 30, 2022:

	Number of Share Options	Weighted Average Exercise Price

Outstanding as of October 1, 2021	3,988	$61.00
Granted	—	—
Exercised	(1,431)	57.93
Forfeited	(116)	64.15

Outstanding as of September 30, 2022(1)	2,441	$62.66

Exercisable as of September 30, 2022(1)	1,598	$61.17

(1)	As of September 30, 202 2 , the weighted average remaining contractual life of outstanding and exercisable options was 5.85 and 5.31 years, respectively.

Summary of Restricted Stock and Restricted Stock Units Activity
The following tables summarize information relating to awards of restricted stock and restricted stock units, as well as changes during the fiscal year ended September 30, 2022:
Restricted stock:

	Number of Shares	Weighted Average Grant Date Fair Value

Outstanding as of October 1, 2021	1,366	$66.57
Granted	1,080	73.71
Vested	(539)	65.86
Forfeited	(133)	70.59

Outstanding as of September 30, 2022	1,774	$70.83

Restricted stock units:

	Number of Stock Units	Weighted Average Grant Date Fair Value

Outstanding as of October 1, 2021	221	$69.35
Granted	325	72.31
Vested	(77)	68.83
Forfeited	(24)	71.26

Outstanding as of September 30, 2022	445	$71.50

Employee Equity-Based Compensation Pre-Tax Expense
Employee equity-based compensation
pre-tax
expense for the years ended September 30, 2022, 2021 and 2020 was as follows:

	Year Ended September 30,
	2022	2021	2020

Cost of revenue	$32,096	$22,691	$20,005
Research and development	5,631	4,021	3,058
Selling, general and administrative	34,080	27,537	19,371

Total	$71,807	$54,249	$42,434

Assumptions Used in Calculating Fair Value of Options
The fair value of options granted was estimated on the date of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30*,
	2021	2020
Risk-free interest rate(1)	0.30%	1.41%
Expected life of stock options(2)	4.50	4.50
Expected volatility(3)	21.3%	17.3%
Expected dividend yield(4)	2.22%	1.75%
Fair value per option	$7.82	$8.85

*	There were no options grants during fiscal year 2022.
(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.
(2)	Expected life of stock options is based upon historical experience.
(3)	Expected volatility is based on blended volatility.
(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.